Subsequent Event - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	Feb. 28, 2025 CAD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CAD ($)
Potential ordinary share transactions [member] | Isoenergy Ltd [member]
Subsequent Events [Line Items]
Percentage Of Pro Data Basis Of Interest	31.80%
Par value per share | $ / shares	$ 2.5
Non-brokered private placement of common shares | shares	2.5
Gross Proceeds From Issue Of Ordinary Shares | $	$ 6,250
Non Adjusting Events After Reporting Period [Member] | Forward contract [member]
Subsequent Events [Line Items]
Notional amount		$ 60	$ 82,000